Dilutive Common Share Equivalents Were Excluded From The Calculation Of Diluted Net Income Per Common Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	2,666,667	2,666,667
Options and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	1,585,833	4,979,088
Restricted stock awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	75,292	0